Organization and Nature of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Organization and Nature of Business [Abstract]
ORGANIZATION AND NATURE OF BUSINESS

NOTE 1—ORGANIZATION AND NATURE OF BUSINESS

1847 Holdings LLC (the "Company") was formed under the laws of the State of Delaware on January 22, 2013. The Company is in the business of acquiring small businesses in a variety of different industries.

On March 3, 2017, the Company's wholly owned subsidiary 1847 Neese Inc., a Delaware corporation ("1847 Neese"), entered into a stock purchase agreement with Neese, Inc., an Iowa corporation ("Neese"), and Alan Neese and Katherine Neese, pursuant to which 1847 Neese acquired all of the issued and outstanding capital stock of Neese. As a result of this transaction, 1847 Neese owns 55% of 1847 Neese, with the remaining 45% held by the sellers.

On January 10, 2019, the Company established 1847 Goedeker Inc. ("Goedeker") as a wholly owned subsidiary in the State of Delaware in connection with the proposed acquisition of assets from Goedeker Television Co., Inc., a Missouri corporation ("Goedeker Television"), described below. On March 20, 2019, the Company established 1847 Goedeker Holdco Inc. ("1847 Goedeker") as a wholly owned subsidiary in the State of Delaware and subsequently transferred all of its shares in Goedeker to 1847 Goedeker, such that Goedeker became a wholly owned subsidiary of 1847 Goedeker.

On January 18, 2019, Goedeker entered into an asset purchase agreement with Goedeker Television and Steve Goedeker and Mike Goedeker, pursuant to which, on April 5, 2019, Goedeker acquired substantially all of the assets of Goedeker Television used in its retail appliance and furniture business (see Note 9). As a result of this transaction, the Company owned 70% of 1847 Goedeker, with the remaining 30% held by third parties, and 1847 Goedeker owned 100% of Goedeker. On August 4, 2020, 1847 Goedeker distributed all of its shares of Goedeker to its stockholders in accordance with their pro rata ownership in 1847 Goedeker, after which time 1847 Goedeker was dissolved. Following this transaction, and the closing of Goedeker's initial public offering on August 4, 2020, the Company owned approximately 54.41% of Goedeker.

On October 23, 2020, the Company distributed all of the shares of Goedeker that it held to its shareholders. As a result of this distribution, Goedeker is no longer a subsidiary of the Company.

On March 27, 2020, the Company and its wholly owned subsidiary 1847 Asien Inc., a Delaware corporation ("1847 Asien"), entered into a stock purchase agreement with Asien's Appliance, Inc. ("Asien's") and Joerg Christian Wilhelmsen and Susan Kay Wilhelmsen, as trustees of the Wilhelmsen Family Trust, U/D/T Dated May 1, 1992, as amended, pursuant to which on May 28, 2020, 1847 Asien acquired all of the issued and outstanding stock of Asien's (see Note 9). As a result of this transaction, the Company owns 95% of 1847 Asien, with the remaining 5% held by a third party, and 1847 Asien owns 100% of Asien's.

The consolidated financial statements include the accounts of the Company and its consolidated subsidiaries, 1847 Neese, Neese, 1847 Goedeker, Goedeker, 1847 Asien and Asien's. All significant intercompany balances and transactions have been eliminated in consolidation.

NOTE 1—ORGANIZATION AND NATURE OF BUSINESS

1847 Holdings LLC (the "Company") was formed under the laws of the State of Delaware on January 22, 2013. The Company is in the business of acquiring small businesses in a variety of different industries.

On March 3, 2017, the Company's wholly-owned subsidiary 1847 Neese Inc., a Delaware corporation ("1847 Neese"), entered into a stock purchase agreement with Neese, Inc., an Iowa corporation ("Neese"), and Alan Neese and Katherine Neese, pursuant to which 1847 Neese acquired all of the issued and outstanding capital stock of Neese. As a result of this transaction, the Company owns 55% of 1847 Neese, with the remaining 45% held by the sellers.

On January 10, 2019, the Company established 1847 Goedeker Inc. ("Goedeker") as a wholly-owned subsidiary in the State of Delaware in connection with the proposed acquisition of assets from Goedeker Television Co., Inc., a Missouri corporation ("Goedeker Television"), described below. On March 20, 2019, the Company established 1847 Goedeker Holdco Inc. ("1847 Goedeker") as a wholly-owned subsidiary in the State of Delaware and subsequently transferred all of its shares in Goedeker to 1847 Goedeker, such that Goedeker became a wholly-owned subsidiary of 1847 Goedeker.

On January 18, 2019, Goedeker entered into an asset purchase agreement with Goedeker Television and Steve Goedeker and Mike Goedeker, pursuant to which, on April 5, 2019, Goedeker acquired substantially all of the assets of Goedeker Television used in its retail appliance and furniture business (see Note 9). As a result of this transaction, the Company owns 70% of 1847 Goedeker, with the remaining 30% held by third-parties. (See Note 17).

The consolidated financial statements include the accounts of the Company and its consolidated subsidiaries, 1847 Neese, Neese, 1847 Goedeker and Goedeker. All significant intercompany balances and transactions have been eliminated in consolidation.